Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Non-Accrual of Financial Assets (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	9 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance		¥ 73,575
Ending balance		76,040
Interest income recognized during the reporting period	¥ 207	559	¥ 543
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income		12,663
Net investment in leases
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance		15,346
Ending balance		17,322
Interest income recognized during the reporting period		0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income		0
Consumer borrowers
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance		13,607
Ending balance		15,286
Interest income recognized during the reporting period	100	412	300
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income		771
Corporate borrowers
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance		44,622
Interest income recognized during the reporting period	¥ 54		¥ 104
Corporate borrowers | Non-recourse Loans
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance		2,466
Ending balance		9,382
Interest income recognized during the reporting period		0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income		0
Corporate borrowers | Other than non-recourse loans
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance		42,156
Ending balance		34,050
Interest income recognized during the reporting period		147
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income		¥ 11,892